DEPOSITS AND ADVANCES (Tables)	12 Months Ended
Mar. 31, 2023
Deposits And Advances
SCHEDULE OF DEPOSITS AND ADVANCES
	As of March 31, 2023 ($)	As of March 31, 2022 ($)
Prepaid expense and other current assets	52,258	165,623
Advance to Suppliers	236,584	252,637
Advance to employees	-	330

Total	288,842	418,590